Company financial information - Comprehensive income (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of comprehensive income
Finance expense	€ (582)	€ (615)	€ (527)
Finance income		78
Profit/(loss) before tax	19	(17)	(77)
Income tax	(35)	50	63
Ardagh Group S.A.
Statement of comprehensive income
Dividend income	150	267
Other external charges	(1)
Finance expense	(1)	(64)	(84)
Finance income		112	85
Profit before exceptional items	148	315	1
Exceptional finance costs		(47)
Profit/(loss) before tax	148	268	1
Profit and total comprehensive income for the year	€ 148	€ 268	€ 1